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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22960

Eubel Brady & Suttman Mutual Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Carol Highsmith, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2018

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND

SCHEDULE OF INVESTMENTS

April 30, 2018 (Unaudited)

CORPORATE BONDS - 67.6%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 7.8%
Expedia, Inc.	7.456%	08/15/18	$1,000,000	$1,012,951
General Motors Financial Company, Inc.	2.400%	05/09/19	1,541,000	1,537,006
Marriott International, Inc.	3.375%	10/15/20	2,220,000	2,227,772
Time Warner Cable, Inc.	6.750%	07/01/18	2,100,000	2,112,565
				6,890,294
Consumer Staples - 4.1%
Kraft Heinz Company (The)	2.000%	07/02/18	2,000,000	1,998,189
Mead Johnson Nutrition Company	3.000%	11/15/20	1,596,000	1,591,945
				3,590,134
Energy - 5.1%
Chevron Corporation (3MO LIBOR + 9) (a)	2.074%	02/28/19	720,000	720,504
CONSOL Energy, Inc.	5.875%	04/15/22	2,600,000	2,613,000
Transocean, Inc.	6.500%	11/15/20	1,125,000	1,161,574
				4,495,078
Financials - 15.9%
American Express Company (3MO LIBOR+ 59) (a)	2.494%	05/22/18	1,200,000	1,200,349
American International Group, Inc.	3.300%	03/01/21	1,700,000	1,695,220
Capital One Bank USA, N.A.	2.150%	11/21/18	1,380,000	1,376,841
General Electric Capital Corporation (3MO LIBOR + 100) (a)	3.125%	03/15/23	1,000,000	1,009,740
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 100) (a)	3.359%	07/24/23	2,500,000	2,522,886
JPMorgan Chase & Company	6.300%	04/23/19	1,405,000	1,454,542
Pershing Square Holdings, Ltd., 144A	5.500%	07/15/22	2,500,000	2,514,375
Zions Bancorporation	5.650%	11/15/23	2,300,000	2,332,775
				14,106,728
Health Care - 1.7%
Cardinal Health, Inc.	1.948%	06/14/19	1,500,000	1,485,741

Industrials - 10.6%
Icahn Enterprises, L.P.	6.000%	08/01/20	1,640,000	1,674,850
Molex Electronics Technologies, LLC, 144A	2.878%	04/15/20	2,700,000	2,673,340
Roper Technologies, Inc.	2.800%	12/15/21	2,700,000	2,639,475
Stanley Black & Decker, Inc.	1.622%	11/17/18	1,800,000	1,792,413
Stanley Black & Decker, Inc.	2.451%	11/17/18	650,000	649,416
				9,429,494
Information Technology - 6.6%
Dell, Inc., 144A	3.480%	06/01/19	1,900,000	1,904,260

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 67.6% (Continued)	Coupon	Maturity	Par Value	Value
Information Technology - 6.6% (Continued)
FLIR Systems, Inc.	3.125%	06/15/21	$1,234,000	$1,222,260
Hewlett Packard Enterprise Company, 144A	2.100%	10/04/19	2,000,000	1,972,647
Xerox Corporation	6.350%	05/15/18	785,000	785,839
				5,885,006
Materials - 8.4%
Ball Corporation	4.375%	12/15/20	1,800,000	1,829,250
Ball Corporation	5.000%	03/15/22	556,000	576,155
Sherwin-Williams Company (The)	2.250%	05/15/20	2,665,000	2,619,121
Steel Dynamics, Inc.	5.125%	10/01/21	2,350,000	2,391,830
				7,416,356
Telecommunication Services - 4.7%
Discovery Communications, Inc. (3MO LIBOR + 71) (a)	2.912%	09/20/19	2,000,000	2,010,445
Verizon Communications, Inc. (3MO LIBOR + 100) (a)	3.145%	03/16/22	2,100,000	2,144,835
				4,155,280
Utilities - 2.7%
Southern Company (The)	2.350%	07/01/21	2,495,000	2,424,484

Total Corporate Bonds (Cost $59,645,122)				$59,878,595

CONVERTIBLE CORPORATE BONDS - 11.4%	Coupon	Maturity	Par Value	Value
Financials - 2.6%
Ares Capital Corporation	4.375%	01/15/19	$2,275,000	$2,292,076

Health Care - 1.8%
Aceto Corporation	2.000%	11/01/20	2,600,000	1,646,125

Industrials - 4.4%
Arconic, Inc.	1.625%	10/15/19	2,370,000	2,358,870
Chart Industries, Inc.	2.000%	08/01/18	1,500,000	1,515,107
				3,873,977

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND

SCHEDULE OF INVESTMENTS (Continued)

CONVERTIBLE CORPORATE BONDS - 11.4% (Continued)	Coupon	Maturity	Par Value	Value
Information Technology - 2.6%
Twitter, Inc.	0.250%	09/15/19	$2,400,000	$2,297,038

Total Convertible Corporate Bonds (Cost $10,938,379)				$10,109,216

BANK DEBT - 2.6%	Coupon	Maturity	Par Value	Value
Financials - 2.6%
NCP Finance Limited Partnership (1MO LIBOR + 400) (a)(b)(c)	5.883%	12/21/20	$1,846,154	$1,858,820
NCP Finance Limited Partnership (1MO LIBOR + 400) (a)(b)(c)	5.883%	12/21/20	466,310	466,310
Total Bank Debt (Cost $2,312,464)				$2,325,130

COMMON STOCKS - 2.1%	Shares	Value
Industrials - 1.7%
Air Industries Group (d)	936,789	$1,470,759

Information Technology - 0.4%
Bridgeline Digital, Inc. (d)	197,445	325,784

Total Common Stocks (Cost $2,144,185)		$1,796,543

WARRANTS - 6.7%	Shares	Value
Financials - 6.7%
American International Group, Inc., $43.8498, expires 01/19/21 (d)	26,500	$458,715
Capital One Financial Corporation, $42.004, expires 11/14/18 (d)	18,700	907,511
First Financial Bancorp, $12.202, expires 12/23/18 (d)	67,850	1,296,613
Hartford Financial Services Group, Inc., $8.964, expires 06/26/19 (d)	45,200	2,179,996
Lincoln National Corporation, $9.83, expires 07/10/19 (d)	16,260	1,105,680
		5,948,515

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND

SCHEDULE OF INVESTMENTS (Continued)

WARRANTS - 6.7% (Continued)	Shares	Value
Industrials - 0.0% (e)
American Zinc Recycling, LLC, $630.227, expires 09/30/22 (b)(c)(d)	965	$10

Total Warrants (Cost $3,635,686)		$5,948,525

MONEY MARKET FUNDS - 3.7%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 1.62% (f) (Cost $3,274,640)	3,274,640	$3,274,640

COMMERCIAL PAPER - 2.8% (g)	Par Value	Value
Mondelēz International, Inc., 2.15%, due 05/02/18 (Cost $2,499,851)	$2,500,000	$2,499,851

Total Investments at Value - 96.9% (Cost $84,450,327)		$85,832,500

Other Assets in Excess of Liabilities - 3.1%		2,770,487

Net Assets - 100.0%		$88,602,987

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $9,064,622 as of April 30, 2018, representing 10.2% of net assets.
LIBOR -	London Interbank Offered Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April 30, 2018. The reference rate and spread (in basis points) are indicated parenthetically.
(b)	Security value has been fair valued in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities was $2,325,140 as of April 30, 2018, representing 2.6% of net assets.
(c)	Illiquid security. Total value of illiquid securities held as of April 30, 2018 was $2,325,140, representing 2.6% of net assets.
(d)	Non-income producing security.
(e)	Percentage rounds to less than 0.1%.
(f)	The rate shown is the 7-day effective yield as of April 30, 2018.
(g)	The rate shown is the annualized yield at the time of purchase, not a coupon rate.

See accompanying notes to Schedules of Investments.

EUBEL BRADY & SUTTMAN INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2018 (Unaudited)

U.S. TREASURY OBLIGATIONS - 0.8%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes (Cost $1,491,484)	1.500%	08/31/18	$1,490,000	$1,487,730

CORPORATE BONDS - 91.3%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 5.2%
Expedia, Inc.	7.456%	08/15/18	$1,342,000	$1,359,380
Gannett Company, Inc.	5.125%	07/15/20	1,375,000	1,381,875
Marriott International, Inc.	3.375%	10/15/20	3,250,000	3,261,379
Time Warner Cable, Inc.	6.750%	07/01/18	4,200,000	4,225,130
				10,227,764
Consumer Staples - 6.6%
Kraft Heinz Company (The)	2.000%	07/02/18	4,800,000	4,795,654
Kroger Company (The)	2.950%	11/01/21	5,206,000	5,138,988
Mondelēz International, Inc., 144A	2.000%	10/28/21	3,115,000	2,966,298
				12,900,940
Energy - 3.6%
CONSOL Energy, Inc.	5.875%	04/15/22	5,400,000	5,427,000
Transocean, Inc.	6.500%	11/15/20	1,460,000	1,507,465
				6,934,465
Financials - 29.8%
American Express Company (3MO LIBOR + 59) (a)	2.494%	05/22/18	3,194,000	3,194,929
American International Group	6.400%	12/15/20	3,232,000	3,483,260
Ares Capital Corporation	4.875%	11/30/18	5,800,000	5,856,941
Bank of America Corporation	5.650%	05/01/18	3,345,000	3,345,000
Bank of the Ozarks, Inc.	5.500%	07/01/26	3,732,000	3,845,270
Barclays Bank plc (a)	2.000%	07/27/22	3,000,000	2,922,657
Barclays plc (3MO LIBOR + 211) (a)	3.921%	08/10/21	2,684,000	2,804,108
Capital One Bank USA, N.A.	2.350%	08/17/18	5,543,000	5,540,668
Capital One Bank USA, N.A.	2.150%	11/21/18	560,000	558,718
Chubb Corporation	5.750%	05/15/18	1,160,000	1,161,427
General Electric Capital Corporation (3MO LIBOR + 100) (a)	3.125%	03/15/23	5,000,000	5,048,698
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 100) (a)	3.359%	07/24/23	5,500,000	5,550,350
JPMorgan Chase & Company	6.300%	04/23/19	5,000,000	5,176,305
Pershing Square Holdings, Ltd., 144A	5.500%	07/15/22	5,000,000	5,028,750
Zions Bancorporation	5.650%	11/15/23	4,500,000	4,564,125
				58,081,206

EUBEL BRADY & SUTTMAN INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 91.3% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 10.3%
Amgen, Inc. (3MO LIBOR + 45) (a)	2.261%	05/11/20	$3,078,000	$3,094,298
Cardinal Health, Inc.	1.948%	06/14/19	5,625,000	5,571,528
Medtronic, Inc. (3MO LIBOR + 80) (a)	2.925%	03/15/20	5,500,000	5,561,533
Thermo Fisher Scientific, Inc.	2.400%	02/01/19	5,908,000	5,894,915
				20,122,274
Industrials - 15.1%
BorgWarner, Inc.	8.000%	10/01/19	2,790,000	2,976,542
Caterpillar, Inc.	2.600%	06/26/22	2,691,000	2,617,744
Icahn Enterprises, L.P.	6.000%	08/01/20	2,250,000	2,297,813
Illinois Tool Works, Inc.	6.250%	04/01/19	5,500,000	5,681,547
Molex Electronics Technologies, LLC, 144A	2.878%	04/15/20	5,900,000	5,841,744
Orbital ATK, Inc.	5.500%	10/01/23	1,900,000	1,990,250
Roper Technologies, Inc.	2.050%	10/01/18	3,381,000	3,373,470
Stanley Black & Decker, Inc.	1.622%	11/17/18	175,000	174,262
Stanley Black & Decker, Inc.	2.451%	11/17/18	4,605,000	4,600,867
				29,554,239
Information Technology - 7.5%
Dell, Inc., 144A	3.480%	06/01/19	5,600,000	5,612,555
FLIR Systems, Inc.	3.125%	06/15/21	2,500,000	2,476,216
Hewlett Packard Enterprise Company, 144A	2.100%	10/04/19	5,000,000	4,931,618
Xerox Corporation	6.350%	05/15/18	1,539,000	1,540,645
				14,561,034
Materials - 7.8%
Ball Corporation	4.375%	12/15/20	5,150,000	5,233,687
Sherwin-Williams Company (The)	7.250%	06/15/19	5,125,000	5,362,773
Steel Dynamics, Inc.	5.125%	10/01/21	4,607,000	4,689,005
				15,285,465
Telecommunication Services - 5.4%
Discovery Communications, Inc. (3MO LIBOR + 71) (a)	2.912%	09/20/19	5,500,000	5,528,723
Verizon Communications, Inc. (3MO LIBOR + 100) (a)	3.145%	03/16/22	5,000,000	5,106,750
				10,635,473

EUBEL BRADY & SUTTMAN INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 91.3% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 0.0% (b)
Pennsylvania Electric Company	6.625%	04/01/19	$15,000	$15,431

Total Corporate Bonds (Cost $178,043,012)				$178,318,291

BANK DEBT - 2.0%	Coupon	Maturity	Par Value	Value
Financials - 2.0%
NCP Finance Limited Partnership (1MO LIBOR + 400) (a)(c)(d)	5.883%	12/21/20	$777,183	$777,183
NCP Finance Limited Partnership (1MO LIBOR + 400) (a)(c)(d)	5.883%	12/21/20	3,076,923	3,098,034
Total Bank Debt (Cost $3,854,106)				$3,875,217

PREFERRED STOCKS - 0.8%	Shares	Value
Real Estate - 0.8%
RAIT Financial Trust, 7.75%, Series A (Cost $2,946,070)	135,000	$1,602,949

EUBEL BRADY & SUTTMAN INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.2%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 1.62% (e) (Cost $8,204,269)	8,204,269	$8,204,269

Total Investments at Value - 99.1% (Cost $194,538,941)		$193,488,456

Other Assets in Excess of Liabilities - 0.9%		1,743,688

Net Assets - 100.0%		$195,232,144

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $24,380,965 as of April 30, 2018, representing 12.5% of net assets.
LIBOR -	London Interbank Offered Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	Percentage rounds to less than 0.1%.
(c)	Security value has been fair valued in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities was $3,875,217 as of April 30, 2018, representing 2.0% of net assets.
(d)	Illiquid security. Total value of illiquid securities held as of April 30, 2018 was $3,875,217, representing 2.0% of net assets.
(e)	The rate shown is the 7-day effective yield as of April 30, 2018.

See accompanying notes to Schedules of Investments.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS

April 30, 2018 (Unaudited)

1.	Securities Valuation

Securities of Eubel Brady & Suttman Income and Appreciation Fund and Eubel Brady & Suttman Income Fund (individually, a “Fund” and collectively, the “Funds”) that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are generally valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies. The Funds typically use an independent pricing service to determine the value of their fixed income securities. The pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of fixed income securities without regard to sale or bid prices. Commercial paper may be valued at amortized cost, which under normal circumstances approximates market value.

If Eubel Brady & Suttman Asset Management, Inc., the Funds’ investment adviser (the “Adviser”), determines that a price provided by the pricing service does not accurately reflect the market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”) of Eubel Brady & Suttman Mutual Fund Trust.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

Certain fixed income securities held by the Funds are classified as Level 2 since the values are typically provided by an independent pricing service that utilizes various “other significant observable inputs” as discussed above. Other fixed income securities, including certain bank debt held by the Funds, and certain warrants are classified as Level 3 since the values for these securities are based on prices derived from one or more significant inputs that are unobservable. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2018 by security type:

Eubel Brady & Suttman Income and Appreciation Fund:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$59,878,595	$-	$59,878,595
Convertible Corporate Bonds	-	10,109,216	-	10,109,216
Bank Debt	-	-	2,325,130	2,325,130
Common Stocks	1,796,543	-	-	1,796,543
Warrants	4,842,835	1,105,680	10	5,948,525
Money Market Funds	3,274,640	-	-	3,274,640
Commercial Paper	-	2,499,851	-	2,499,851
Total	$9,914,018	$73,593,342	$2,325,140	$85,832,500

Eubel Brady & Suttman Income Fund:
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$1,487,730	$-	$1,487,730
Corporate Bonds	-	178,318,291	-	178,318,291
Bank Debt	-	-	3,875,217	3,875,217
Preferred Stocks	1,602,949	-	-	1,602,949
Money Market Funds	8,204,269	-	-	8,204,269
Total	$9,807,218	$179,806,021	$3,875,217	$193,488,456

It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period. As of April 30, 2018, the Eubel Brady & Suttman Income Fund did not have any transfers into or out of any Level.

Transfers that occurred between Levels 1 and 2 on April 30, 2018 for Eubel Brady & Suttman Income and Appreciation Fund are as follows:

Warrants
Transfers from Level 1 to Level 2	$1,105,680

The following is a reconciliation of Level 3 investments of the Funds for which significant unobservable inputs were used to determine fair value for the period ended April 30, 2018:

EBS Income and Appreciation Fund
Investments in Securities	Value as of July 31, 2017	Purchases	Sales/Calls & Maturities	Realized gain (loss)	Net change in unrealized appreciation (depreciation)	Value as of April 30, 2018
Bank Debt	$2,230,557	$5,776,244	$(5,693,422)	$12	$11,739	$2,325,130
Warrants	10	-	-	-	-	10
Total	$2,230,567	$5,776,244	$(5,693,422)	$12	$11,739	$2,325,140

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

EBS Income Fund
Investments in Securities	Value as of July 31, 2017	Purchases	Sales/Calls & Maturities	Realized gain (loss)	Net change in unrealized appreciation (depreciation)	Value as of April 30, 2018
Bank Debt	$5,208,486	$19,209,172	$(20,560,685)	$64	$18,180	$3,875,217

The following table summarizes the valuation techniques used and unobservable inputs developed by the Adviser in conformity with guidelines adopted by and subject to review of the Board to determine the fair value of the Level 3 investments.

EBS Income & Appreciation Fund
	Fair Value at April 30, 2018	Valuation Technique	Unobservable Input[1]	Value	Weighted Average of Unobservable Inputs
Bank Debt	$2,325,130	DCF Model	Discount Rate	5.88%	N/A
Warrants	$10	Management's Estimate of Future Cash Flows	N/A	N/A	N/A

EBS Income Fund
	Fair Value at April 30, 2018	Valuation Technique	Unobservable Input[1]	Value	Weighted Average of Unobservable Inputs
Bank Debt	$3,875,217	DCF Model	Discount Rate	5.88%	N/A

DCF - Discounted Cash Flow

[1]	Significant increases and decreases to the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in a decrease to the fair value. A decrease to the unobservable input would have the opposite effect.

There were no derivative instruments held by the Funds during the period ended April 30, 2018.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax Information

The following information is computed on a tax basis for each item as of April 30, 2018:

	EBS
	Income and	EBS
	Appreciation	Income
	Fund	Fund
Tax cost of portfolio investments	$84,529,154	$194,538,941
Gross unrealized appreciation	$4,358,077	$1,426,677
Gross unrealized depreciation	(3,054,731)	(2,477,162)
Net unrealized appreciation (deprication) on investments	$1,303,346	$(1,050,485)

The difference between federal income tax cost of portfolio investments and the Schedule of Investments cost of portfolio investments for EBS Income and Appreciation Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulation and GAAP. These “book/tax” differences are temporary in nature and are primarily due to basis adjustments related to the Fund’s holdings in convertible bonds.

4.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of April 30, 2018, EBS Income and Appreciation Fund and EBS Income Fund had 27.8% and 31.8%, respectively, of the value of their net assets invested in securities within the Financials sector.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Eubel Brady & Suttman Mutual Fund Trust

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, President

Date	June 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, President

Date	June 22, 2018

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer and Principal Financial Officer

Date	June 22, 2018

*	Print the name and title of each signing officer under his or her signature.